Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Jan. 19, 2022
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and cash equivalents	$ 6,582	$ 54,732
Restricted cash, non-current	700	15,200
Cash and cash equivalents and restricted cash	7,282	69,932	$ 0	$ 0
Cash and Cash Equivalents and Restricted Cash [Abstract]
Restricted cash served as cash collateral		$ 15,200
March 2023 Neptune Sale and Leaseback [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Minimum liquidity	350
April 2023 Neptune Sale and Leaseback [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Minimum liquidity	$ 350